Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income taxes
Schedule of detailed income taxes

For the year ended December 31,
(M$)	2022	2021	2020
Current income taxes	(19,825)	(8,158)	(2,450)
Deferred income taxes	(2,417)	(1,429)	2,132
TOTAL INCOME TAXES	(22,242)	(9,587)	(318)

Schedule of deferred tax balances, including balance sheet presentation and analysis of variation

As of December 31,
(M$)	2022	2021	2020
Net operating losses and tax carry forwards	3,600	5,129	5,106
Employee benefits	409	586	1,004
Other temporary non-deductible provisions	8,813	8,235	9,068
Differences in depreciations	(14,692)	(15,233)	(14,641)
Other temporary tax deductions	(4,102)	(4,221)	(3,847)
NET DEFERRED TAX LIABILITY	(5,972)	(5,504)	(3,310)

As of December 31,
(M$)	2022	2021	2020
Deferred tax assets	5,049	5,400	7,016
Deferred tax liabilities	(11,021)	(10,904)	(10,326)
NET AMOUNT	(5,972)	(5,504)	(3,310)

As of December 31,
(M$)	2022	2021	2020
Opening balance	(5,504)	(3,310)	(5,642)
Deferred tax on income	(2,417)	(1,429)	2,132
Deferred tax on shareholders' equity (a)	1,353	(546)	137
Changes in scope of consolidation and others	218	(315)	76
Currency translation adjustment	378	96	(13)
CLOSING BALANCE	(5,972)	(5,504)	(3,310)
(a)

This amount includes mainly deferred taxes on actuarial gains and losses, current income taxes and deferred taxes for changes in fair value of investments inequity instruments, as well as deferred taxes related to the cash flow hedge (see Note 9 to the Consolidated Financial Statements).

Reconciliation between provision for income taxes and pre-tax income

For the year ended December 31,
(M$)	2022	2021	2020
Consolidated net income	21,044	16,366	(7,336)
Income taxes	22,242	9,587	318
Pre-tax income	43,286	25,953	(7,018)
French statutory tax rate	25.83%	28.41%	32.02%
Theoretical tax charge	(11,181)	(7,373)	2,247
Difference between French and foreign income tax rates	(9,625)	(3,754)	(1,109)
Tax effect of equity in income (loss) of affiliates	(489)	977	145
Permanent differences exponant (a)	(676)	738	665
Adjustments on prior years income taxes	64	109	(31)
Adjustments on deferred tax related to changes in tax rates	(610)	(119)	(204)
Variation of deferred tax assets not recognized	275	(165)	(2,031)
INCOME TAXES IN THE STATEMENT OF INCOME	(22,242)	(9,587)	(318)

(a) Including the European Solidarity Contribution 2022 for a total of €0.9 billion. The European Solidarity Contribution 2022, including the 2022 contribution on the sub-marginal rent of electricity production, amounts to €1 billion or $1.1 billion.

Schedule of net operating losses and carried forward tax credits by expiration and main countries

As of December 31,
(M$)	2022	2021	2020
2021			69
2022		27	26
2023	4	1	7
2024	2	5	2
2025(a)	4	25	1,643
2026(b)	8	1,652
2027 and after	1,220
Unlimited	2,362	3,419	3,359
TOTAL	3,600	5,129	5,106

(a)	2025 and after for 2020.
(b)	2026 and after for 2021.

As of December 31, 2022 the schedule of deferred tax assets related to carried forward tax credits on net operating losses for the main countries is as follows:

	Tax
As of December 31, 2022		United
(M$)	Australia	States	Canada	France
2023
2024
2025
2026			32
2027 and after		326	812
Unlimited	820	581		487
TOTAL	820	907	843	487